Property, Plant and Equipment Disclosure	12 Months Ended
Sep. 30, 2020
Notes
Property, Plant and Equipment Disclosure

NOTE 3– Long Lived Assets

Property, Plant, and Equipment

The Company’s capital asset consists of molding equipment stated at cost. Depreciation is calculated using the straight-line method over the estimated useful life which is determined to be seven years. Expenditures for additions and improvements are capitalized, while repairs and maintenance costs are expensed as incurred. The cost and related accumulated depreciation of any capital assets that are sold or otherwise disposed of are removed from the accounts and any gain or loss is recorded in the year of disposal.

The following is a summary of property, plant, and equipment less accumulated depreciation as of September 30:

	2020	2019
Mold	$5,300	$5,300
Total property, plant and equipment	5,300	5,300

Less: accumulated depreciation	(4,669)	(3,912)

Property, plant, equipment, net	$631	$1,388

Depreciation expense for the year ended September 30, 2020 and 2019 was $757 and $757, respectively.

Patent

The following is a summary of patents less accumulated amortization as of September 30:

	2020	2019
Patent	$6,943	$6,027
Total patent	6,943	6,027

Less: accumulated amortization	(1,535)	(1,153)

Patent, net	$5,408	$4,874

Amortization expense for the year ended September 30, 2020 and 2019 was $382 and $355, respectively.

Future amortization of patent are as follows:

Year Ending September 30,
2021	$408
2022	408
2023	408
2024	408
2025	408
Thereafter	3,368
$5,408

The Company has reviewed the patent for impairment and has determined that no impairment loss has been incurred. The cost is being amortized over 17 years, which is the estimated legal life of the patent. An additional $916 and $0 was incurred on the patent for the year ended September 30, 2020 and 2019, respectively.